Northern Lights Fund Trust III

Cane Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for the Cane Alternative Strategies Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 10, 2014, (SEC Accession No. 0000910472-14-004147).